Statements of Consolidated Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2012
Statements of Consolidated Comprehensive Income [Abstract]
Net income	$ 565.2	$ 544.2	$ 459.7
Other comprehensive income (loss):
Foreign currency translation adjustments	(29.8)	(5.5)	(14.8)
Cash flow hedging derivative activity, net of tax	26.5	8.0	(25.2)
Pension and other postretirement benefit plans activity, net of tax	29.4	2.9	(48.3)
Available-for-sale securities activity, net of tax	(1.1)	2.0	0.7
Total Other Comprehensive Income (Loss)	25.0	7.4	(87.6)
Comprehensive Income	$ 590.2	$ 551.6	$ 372.1